Leases	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Leases
20    Leases
The Group applied IFRS 16/AASB 16 ‘Leases’ (IFRS 16) from 1 July 2019. The Group elected to apply the modified retrospective transition approach, with no restatement of comparative periods. The comparative information relating to leases presented throughout the Financial Statements is in accordance with IAS 17/AASB 117 ‘Leases’ (IAS 17). Refer to note 38 ‘New and amended accounting standards and interpretations’ for information on the transition effects of IFRS 16 and policy choices made on implementation. Movements in the Group’s lease liabilities during the year are as follows:

2020
US$M
At the beginning of the financial year (1)	715
IFRS 16 transition	2,301
Additions	436
Remeasurements of index-linked freight contracts	733
Lease payments	(761)
Foreign exchange movement	(43)
Amortisation of discounting	90
Transfers and other movements	(28)

At the end of the financial year	3,443

Comprising:
Current liabilities	853
Non-current liabilities	2,590

(1)	Relates to existing finance leases at 1 July 2019.
A significant proportion by value of the Group’s lease contracts relate to plant facilities, office buildings and vessels. Lease terms for plant facilities and office buildings typically run for over 10 years and vessels for four to 10 years. Other leases include port facilities, various equipment and vehicles. The lease contracts contain a wide range of different terms and conditions including extension and termination options and variable lease payments.
The Group’s lease obligations are included in the Group’s Interest bearing liabilities and, with the exception of vessel lease contracts that are priced with reference to a freight index, form part of the Group’s net debt.
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability (1)	2020	2019
	US$M	US$M
Due for payment:
In one year or less or on demand	927	110
In more than one year but not more than two years	630	110
In more than two years but not more than five years	1,335	307
In more than five years	1,043	501

Total	3,935	1,028

Carrying amount	3,443	715

(1)	Lease liability as at 30 June 2019 represents finance lease liabilities under IAS 17.
At 30 June 2020, commitments for leases not yet commenced based on undiscounted contractual amounts were US$1,458 million; and commitments relating to short-term leases were US$103 million.

The Group’s aggregate amounts of minimum lease payments under non-cancellable
operating leases at 30 June 2019 under IAS 17 were as follows (reported under note 32 ‘Commitments’ in FY2019):

Commitments under operating leases	2019
US$M
Due not later than one year	440
Due later than one year and not later than five years	876
Due later than five years	589

Total	1,905

Movements in the Group’s right-of-use assets during the year are as follows:

2020	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M
Net book value
At the beginning of the financial year (1)	–	492	492
Assets recognised on adoption of IFRS 16	754	1,400	2,154
Additions	104	332	436
Remeasurements of index-linked freight contracts	–	733	733
Depreciation expensed during the period	(113)	(543)	(656)
Depreciation classified as exploration	–	(34)	(34)
Impairments, net of reversals	(2)	(22)	(24)
Transfers and other movements	(54)	–	(54)

At the end of the financial year	689	2,358	3,047

– Cost	804	3,349	4,153
– Accumulated depreciation and impairments	(115)	(991)	(1,106)

(1)	Relates to assets previously held under finance leases under IAS 17.
Right-of-use assets are included within the underlying asset classes in Property, plant and equipment. Refer to note 11 ‘Property, plant and equipment’.
Amounts recorded in the income statement and the cash flow statement for the year were:

	2020
	US$M	Included within
Income statement
Depreciation of right-of-use assets	656	Profit from operations
Short-term, low-value and variable lease costs (1)	675	Profit from operations
Interest on lease liabilities	90	Financial expenses
Cash flow statement
Principal lease payments	671	Cash flows from financing activities
Lease interest payments	90	Cash flows from operating activities

(1)	Relates to US$438 million of variable lease costs, US$211 million of short-term lease costs and US$26 million of low-value lease costs.

Recognition and measurement (following adoption of IFRS 16)
All leases with the exception of short-term (under 12 months) and low-value
leases are recognised on the balance sheet, as a right-of-use asset and a corresponding interest bearing liability. Lease liabilities are initially measured at the present value of the future lease payments from the lease commencement date and are subsequently adjusted to reflect the interest on lease liabilities, lease payments and any remeasurements due to, for example, lease modifications or a change to future lease payments linked to an index or rate. Lease payments are discounted using the interest rate implicit in the lease, where this is readily determinable. Where the implicit interest rate is not readily determinable, the interest payments are discounted at the Group’s incremental borrowing rate, adjusted to reflect factors specific to the lease, including where relevant the currency, tenor and location of the lease.
Low-value
and short-term leases continue to be expensed to the income statement. Variable lease payments not dependent on an index or rate are excluded from lease liabilities, and expensed to the income statement.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost will initially correspond to the lease liability, adjusted for initial direct costs, lease payments made prior to lease commencement, capitalised provisions for closure and rehabilitation and any lease incentives.
The lease asset and liability associated with all index-linked freight contracts, including continuous voyage charters (CVCs), are measured at each reporting date based on the prevailing freight index (generally the Baltic C5 index).
Lease costs are recognised in the income statement over the lease term in the form of depreciation on the right-of-use asset and finance charges representing the unwind of the discount on the lease liability, replacing certain operating lease expenses previously reported under IAS 17.
Where the Group is the operator of an unincorporated joint operation and all investors are parties to a lease, the Group recognises its proportionate share of the lease liability and associated right-of-use asset. In the event the Group is the sole signatory to a lease, and therefore has the sole legal obligation to make lease payments, the lease liability is recognised in full. Where the associated right-of-use asset is sub-leased
(under a finance
sub-lease)
to a joint operation, for instance where it is dedicated to a single operation and the joint operation has the right to direct the use of the asset, the Group recognises its proportionate share of the right-of-use asset and a net investment in the lease, representing amounts to be recovered from the other parties to the joint operation. If the Group is not party to the lease contract but sub-leases
the associated right-of-use asset, it recognises its proportionate share of the right-of-use asset and a lease liability which is payable to the operator.

Key judgements and estimates

Judgements
: Certain contractual arrangements

not in the form of a lease require the Group to apply significant judgement in evaluating whether the Group controls the right to direct the use of assets and therefore whether the contract contains a lease. Management considers all facts and circumstances in determining whether the Group or the supplier has the rights to direct how, and for what purpose, the underlying assets are used in certain mining contracts and other arrangements, including outsourcing arrangements, shipping arrangements and power purchase agreements. Judgement is used to assess which decision-making rights mostly affect the benefits of use of the assets for each arrangement.

In addition to containing a lease, the Group’s contractual arrangements may include non-lease
components. For example, certain mining services arrangements involve the provision of additional services, including maintenance, drilling activities and the supply of personnel. The Group has elected to separate these non-lease components from the lease components in measuring lease liabilities. Judgement is required to identify the lease and non-lease
components.

Estimates
: Where the Group cannot readily determine the interest rate implicit in the lease, estimation is involved in the determination of the weighted average incremental borrowing rate to measure lease liabilities. The incremental borrowing rate reflects the rates of interest a lessee would have to pay to borrow over a similar term, with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. Under the Group’s portfolio approach to debt management, the Group does not specifically borrow for asset purchases. Therefore, the incremental borrowing rate is estimated with reference to the Group’s corporate borrowing portfolio, adjusted to reflect the terms and conditions of the lease (including the impact of currency, credit rating of subsidiary entering into the lease and the term of the lease), at the inception of the lease arrangement or the time of lease modification.

The Group estimates stand-alone prices, where such prices are not readily observable, in order to allocate the contractual payments between lease and non-lease
components.